Cover	Aug. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2021
Entity File Number	001-37599
Entity Registrant Name	LivaNova PLC
Entity Central Index Key	0001639691
Entity Tax Identification Number	98-1268150
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	20 Eastbourne Terrace
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W2 6LG
Country Region	44
City Area Code	20
Local Phone Number	33250660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares - £1.00 par value per share
Trading Symbol	LIVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false